COMMITMENTS (Details)				12 Months Ended
	Mar. 31, 2023 USD ($) shares	Jan. 18, 2023 USD ($) shares	Oct. 06, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares D shares	Dec. 31, 2022 USD ($) shares	Nov. 03, 2022 USD ($)	Nov. 03, 2021 item
COMMITMENTS AND CONTINGENCIES
Maximum Number Of Demands For Registration Of Securities | item							2
Deferred underwriting commission, as a percent				3.8
Exercise price of warrants | $ / shares				$ 11.50
Number of shares for each warrant | shares				1
Amount of proceeds received				$ 100,000	$ 800,000
Amount of direct cost attributable to the financing					61,800
Warrants, exercise period				5 years
PIPE Forward Contract					$ 170,666
Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Warrants outstanding			$ 8,552
Net of offering cost			$ 613
Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares			30,000
Warrants outstanding			$ 284,424
Net of offering cost			20,376
Amortizable debt discount			443,665
Amount of financing costs			$ 40,811
Bridge Securities Purchase Agreement | Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares			$ 11.50
Number of shares for each warrant | shares			1
Relative value attributed to the Bridge Shares			$ 304,800
Originally issued discount			88,889
Relative value attributed to the Bridge Warrants			$ 9,165
Warrants, exercise period			5 years
Bridge Notes
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares					30,000
Interest expense				$ 429,007	$ 125,980
Bridge Notes | Bridge Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Fair value of PIPE Forward Contract			$ 278,404
Interest rate (in percent)			10.00%
Interest expense				429,007
Principal due			$ 610,485
Amount of proceeds received			738,200
Amount of direct cost attributable to the financing			61,800
Aggregate principal amount			2,222,222
Amount allocated			$ 888,889
Bridge Notes | Bridge Securities Purchase Agreement | Bridge Warrants
COMMITMENTS AND CONTINGENCIES
Original issue discount (in percent)			10.00%
VSee and iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration			100.00%
Aggregate closing PIPE proceeds						$ 10,000,000
Equity value of acquiree				$ 110,000,000
Business Combination Agreement | VSee Health Incentive Plan
COMMITMENTS AND CONTINGENCIES
Percentage of shares reserved for issuance				15.00%
Business Combination Agreement | iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration				100.00%
Numerator for calculation of closing consideration				$ 49,500,000
Business Combination Agreement | VSee
COMMITMENTS AND CONTINGENCIES
Exercise price of stock options | $ / shares				10
Numerator for calculation of closing consideration				$ 60,500,000
Closing consideration, multiplication factor for calculation of amount of stock option exercisable | $ / shares				$ 10
PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Fair value of PIPE Forward Contract				$ 0
PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares				$ 12.50
Conversion price of convertible notes | $ / shares				$ 10.00
Minimum aggregate purchase price of additional offering				$ 10,000,000
Minimum gross proceeds of Notes to be paid in cash for consummation of subsequent placements				$ 5,000,000
Percentage of additional offering securities in additional offerings				100.00%
Percentage of offered securities in subsequent placements				25.00%
Lock-up period (in months)				8 months
Stock price trigger | $ / shares				$ 12.50
Agreement number of consecutive trading days | D				20
Warrants, exercise period				5 years
PIPE Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Minimum percentage of shares issuable upon conversion of PIPE shares and warrants				15000.00%
Backstop Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price	$ 15,000,000
Backstop Agreement | Maximum
COMMITMENTS AND CONTINGENCIES
Warrants to purchase shares of common stock | shares		106,000
Additional PIPE financing	$ 7,000,000
Aggregate purchase price		$ 2,000,000
VSee Common Stock | Business Combination Agreement | VSee
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration				100.00%
Series A Preferred Stock | PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price				$ 8,000,000
Warrants to purchase shares of common stock | shares				424,000
Series A Preferred Stock | PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares				8,000
Series A Preferred Stock | Backstop Agreement
COMMITMENTS AND CONTINGENCIES
Number of preferred stock converted to into common stock | shares		234,260
Number of Shares to be Issued | shares	7,000
Series A Preferred Stock | Backstop Agreement | Maximum
COMMITMENTS AND CONTINGENCIES
Number of Shares to be Issued | shares	2,000	2,000
Series B Preferred Stock | Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares				4,370
Deferred underwriting fee considered for purchase price of shares				$ 4,370,000